FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables - Loans and receivables, category [member] - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities		£ 3,808	£ 3,919
Asset-backed securities:
Corporate and other debt securities		1,518	1,178
The Group [member] | Investment Grade [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[1]	3,808	3,893
Asset-backed securities:
Corporate and other debt securities	[1]	1,517	1,176
The Group [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[2]		26
Asset-backed securities:
Corporate and other debt securities	[2]	1	2
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities		3,724	3,784
Asset-backed securities:
Corporate and other debt securities		1,517	1,176
Total debt securities held at amortised cost		5,241	4,960
The Bank [member] | Investment Grade [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[1]	3,724	3,784
Asset-backed securities:
Corporate and other debt securities	[1]	1,517	1,176
The Bank [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[2]
Asset-backed securities:
Corporate and other debt securities	[2]
Collateralized Mortgage Backed Securities [Member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities		2,934	3,271
Collateralized Mortgage Backed Securities [Member] | The Group [member] | Investment Grade [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[1]	2,934	3,262
Collateralized Mortgage Backed Securities [Member] | The Group [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[2]		9
Collateralized Mortgage Backed Securities [Member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities		2,926	3,263
Collateralized Mortgage Backed Securities [Member] | The Bank [member] | Investment Grade [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[1]	2,926	3,263
Collateralized Mortgage Backed Securities [Member] | The Bank [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[2]
Other asset-backed [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities		874	648
Other asset-backed [member] | The Group [member] | Investment Grade [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[1]	874	631
Other asset-backed [member] | The Group [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[2]		17
Other asset-backed [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities		798	521
Other asset-backed [member] | The Bank [member] | Investment Grade [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[1]	798	521
Other asset-backed [member] | The Bank [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[2]
Debt securities held within loans and receivables [member] | The Group [member]
Asset-backed securities:
Gross exposure		5,326	5,097
Allowance for impairment losses		(1)	(2)
Total debt securities held at amortised cost		5,325	5,095
Debt securities held within loans and receivables [member] | The Group [member] | Investment Grade [member]
Asset-backed securities:
Gross exposure	[1]	5,325	5,069
Debt securities held within loans and receivables [member] | The Group [member] | Other [member]
Asset-backed securities:
Gross exposure	[2]	1	28
Debt securities held within loans and receivables [member] | The Bank [member]
Asset-backed securities:
Gross exposure		5,241	4,960
Debt securities held within loans and receivables [member] | The Bank [member] | Investment Grade [member]
Asset-backed securities:
Gross exposure	[1]	5,241	4,960
Debt securities held within loans and receivables [member] | The Bank [member] | Other [member]
Asset-backed securities:
Gross exposure	[2]

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2019: nil for the Group and nil for the Bank; 2018: 6 million for the Group and nil for the Bank) and not rated (2019: 1 million for the Group and nil for the Bank; 2018: 22 million for the Group and nil for the Bank).